Leases	6 Months Ended
Sep. 30, 2025
Leases [Abstract]
Leases
6.	Leases
Lessor
Lease income for the six months ended September 30, 2024 and 2025 are as follows:

	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Lease income—net investment in leases
Interest income	¥45,715	¥47,828
Other	2,044	1,926
Lease income—operating leases *	310,848	309,624

Total lease income	¥358,607	¥359,378

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥23,587 million and ¥10,049 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥21,059 million and ¥20,956 million, for the six months ended September 30, 2024 and 2025, respectively.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income. Gains a nd
losses from the disposition of net investment in leases were not material for the six months ended September 30, 2024 and 2025.